Leases, Financial leases (Details) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial leases as lessee [Abstract]
Restricted cash balance from contract	$ 36,085	$ 39,313
Net book value of the vessel	$ 2,285,420	2,313,437	$ 2,623,535
Vessel Subsea 88 [Member]
Financial leases as lessee [Abstract]
Restricted cash balance from contract		3,353
Net book value of the vessel		$ 191,377